ACCRUED EXPENSES AND OTHER PAYABLES (Details) - USD ($)	Sep. 30, 2017	Jun. 30, 2017	Jun. 30, 2016
Payables and Accruals [Abstract]
Deposit from customers	$ 31,017	$ 30,515	$ 15,043
Salary payable	48,061	36,460	50,872
Commission	1,668		9,869
Total	$ 80,746	$ 66,975	$ 75,784